Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,013,793	$ 351,114
Other	3	2,833
Total deferred tax assets	1,013,796	353,947
Valuation allowance	(559,175)	(353,947)
Net deferred tax assets	454,621
Goodwill and intangibles	(454,621)
Other
Total deferred tax liabilities	(454,621)
Net deferred taxes